Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Current
Federal					$ 214,655	$ 1,079,282
Deferred
Federal					37,594	129,196
Valuation allowance					(37,594)	(129,196)
Provision for (benefit from) income taxes	$ (4,821)	$ (319,342)	$ (156,571)	$ (611,714)	$ 214,655	$ 1,079,282